MEMBERS' EQUITY (DEFICIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Balance Outstanding, Beginning	10,564,213	8,274,879
Granted	4,330,000	2,789,334
Exercised		(500,000)
Balance Outstanding, Ending	14,894,213	10,564,213
Exercisable, Ending	10,877,251
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ 1.36	$ 0.93
Granted	0.93	2.41
Exercised		(0.10)
Balance Outstanding, Ending	1.02	$ 1.36
Exercisable, Ending	$ 0.97
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	7 years 7 months 17 days	8 years 1 month 9 days
Balance Outstanding, Ending	7 years 7 days	7 years 8 months 23 days
Aggregate Intrinsic Value
Balance Outstanding, Beginning	$ 14,637,188	$ 12,951,384
Balance Outstanding, Ending	25,722,685	$ 14,637,188
Exercisable, Ending	$ 19,329,789